Dividends paid (Details Narrative) - SGD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026
Dividends Paid
Dividends paid of interim exempt description	declared interim exempt (one-tier) dividends of SGD0.40, SGD0.60 and SGD2.20 per share amounting to a total of SGD200,000, SGD300,000 and SGD1,100,000 respectively for the financial year ended April 30, 2025.	declared an interim exempt (one-tier) dividend of SGD0.50 and SGD0.40 per share amounting to a total of SGD250,000 and SGD200,000 respectively for the financial year ended April 30, 2024.
Dividends			$ 0